Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 85.12	$ 68.40
Assumptions:
Expected volatility	33.00%	31.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.98%	1.85%
Expected life	5 years	5 years